DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
DEPOSITS FOR NON-CURRENT ASSETS
DEPOSITS FOR NON-CURRENT ASSETS

14.DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	174,883	129,600	18,533
Total	174,883	129,600	18,533
*

The remaining contractual obligations associated with these purchase contracts are approximately RMB190,488 and RMB90,368 (US$12,922) as at December 31, 2024 and 2025 respectively, which are included in the amount disclosed as purchase commitments in note 27. The addition in 2024 was mainly due to the increase in prepayment for proton therapy equipment. The Group recognized impairment loss on deposits for noncurrent assets of nil, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively. The amount of written off for the gross amount of deposits and the allowance is nil and nil for the years ended December 31, 2024 and 2025, respectively, since those deposits are deemed uncollectible.

As at December 31, 2024 and 2025, certain of the Group’s deposits for non-current assets with a total net book value of nil and nil were pledged for other borrowings of nil and nil, respectively.